Capital and Financial Risk Management - Summary of Net Debt and Capital Reserves (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Capital And Net Debt [abstract]
Capital and reserves attributable to the Company’s equity holders	$ 21,691	$ 20,233
Group net debt	5,105	6,253	$ 5,941	$ 7,532
Capital and net debt	$ 26,796	$ 26,486